BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
BUSINESS SEGMENT INFORMATION
Segment revenue reconciles to statutory revenues from continuing operations

	2022	2021	2020
	$ million	$ million	$ million
Reportable segment revenue
Orthopaedics	2,113	2,156	1,917
Sports Medicine & ENT	1,590	1,560	1,333
Advanced Wound Management	1,512	1,496	1,310
Revenue from external customers	5,215	5,212	4,560

Disaggregation of revenue

	2022	2021	2020
	$ million	$ million	$ million
Revenue by product from continuing operations
Knee Implants	899	876	822
Hip Implants	584	612	567
Other Reconstruction	87	92	68
Trauma & Extremities	543	576	460
Orthopaedics	2,113	2,156	1,917
Sports Medicine Joint Repair	870	839	710
Arthroscopic Enabling Technologies	567	590	517
ENT (Ear, Nose and Throat)	153	131	106
Sports Medicine & ENT	1,590	1,560	1,333
Advanced Wound Care	712	731	647
Advanced Wound Bioactives	520	496	431
Advanced Wound Devices	280	269	232
Advanced Wound Management	1,512	1,496	1,310
Consolidated revenue from continuing operations	5,215	5,212	4,560

The following table shows the disaggregation of Group revenue by geographic market and product category. The disaggregation of revenue into the two product categories below reflects that in general the products in the Advanced Wound Management franchises are sold to wholesalers and intermediaries, while products in the other franchises are sold directly to hospitals, ambulatory surgery centers and distributors. The further disaggregation of revenue by Established Markets and Emerging Markets reflects that in general our products are sold through distributors and intermediaries in the Emerging Markets while in the Established Markets, with the exception of the Advanced Wound Care and Bioactives product franchises, products are in general sold direct to hospitals and ambulatory surgery centers. The disaggregation by Established Markets and Emerging Markets also reflects their differing economic factors including volatility in growth and outlook.

			2022			2021			2020
	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Orthopaedics, Sports Medicine & ENT	2,949	754	3,703	2,969	747	3,716	2,619	631	3,250
Advanced Wound Management	1,319	193	1,512	1,327	169	1,496	1,170	140	1,310
Total	4,268	947	5,215	4,296	916	5,212	3,789	771	4,560

1	Established Markets comprises the US, Australia, Canada, Europe, Japan and New Zealand.

Trading profit reconciles to operating profit

Segment trading profit is reconciled to the statutory measure below:

	2022	2021	2020
	$ million	$ million	$ million
Segment profit
Orthopaedics	383	367	389
Sports Medicine & ENT	472	459	306
Advanced Wound Management	436	474	316
Segment trading profit	1,291	1,300	1,011
Corporate costs	(390)	(364)	(328)
Group trading profit	901	936	683
Acquisition and disposal-related items	(4)	(7)	(4)
Restructuring and rationalisation expenses	(167)	(113)	(124)
Amortisation and impairment of acquisition intangibles	(205)	(172)	(171)
Legal and other	(75)	(51)	(89)
Group operating profit	450	593	295

Assets and liabilities by geographic location

	2022	2021	2020
	$ million	$ million	$ million
United Kingdom	487	541	403
United States of America	3,918	4,125	4,093
Other	1,387	1,447	1,517
Total non-current assets of the consolidated Group[1]	5,792	6,113	6,013

1	Non-current assets exclude retirement benefit assets and deferred tax assets.